U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2



          1.   Name and address of issuer:

               T. Rowe Price International Funds, Inc.
               100 East Pratt Street
               Baltimore, MD 21202

          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

               T. Rowe Price International Stock Fund

          3.   Investment Company Act File Number:  811-2958

          Securities Act File Number:  2-65539

          4a. Last day of fiscal year for which this Form is filed:

          October 31, 1998

          4b.  / /  Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2.)

               Note: If the Form is being filed late, interest must be paid on the registration fee due.

          4c. / / Check box if this is the last time the issuer will be filing the Form.

          5.   Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year pursuant
     to section 24(f):                            $2,910,136,000

(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:       $3,579,766,000

     (iii)     Aggregate price of securities redeemed
     or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $-0-

          (iv) Total available redemption credits
     [add items 5(ii) and 5(iii)]:                -$3,579,766,000

          (v)  Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i):                                        ($669,630,000)

          (vi) Redemption credits available for use in future
               years - if Item 5(I)is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(I)]:        ($669,630,000)

     (vii)     Multiplier for determining registration fee (See
          Instruction C.9):                                      x .000278

          (viii)    Registration fee due [multiply Item 5(v)
               by Item 5(vii)]  (enter "0" if no fee is due):         $0

          6.   Prepaid Shares

               If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

          7.   Interest due - if this Form is being
          filed more than 90 days after the end
          of the issuer's fiscal year (see
          Instruction D):                                   +$   -0-

          8.   Total of the amount of the registration
          fee due plus any interest due [line 5(viii)
          plus line 7]:                                $0

          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about December 21, 1998

               Method of delivery:     Wire transfer

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          Carmen F. Deyesu, Treasurer
          By (Signature and Title)*

          December 21, 1998


            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2



          1.   Name and address of issuer:

               T. Rowe Price International Funds, Inc.
               100 East Pratt Street
               Baltimore, MD 21202

          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

               T. Rowe Price International Discovery Fund

          3.   Investment Company Act File Number:  811-2958

          Securities Act File Number:  2-65539

          4a. Last day of fiscal year for which this Form is filed:

          October 31, 1998

          4b.  / /  Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2.)

               Note: If the Form is being filed late, interest must be paid on the registration fee due.

          4c. / / Check box if this is the last time the issuer will be filing the Form.

          5.   Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year pursuant
     to section 24(f):                                 $31,712,000

(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:       $82,937,000

     (iii)     Aggregate price of securities redeemed
     or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $77,450,000

          (iv) Total available redemption credits
     [add items 5(ii) and 5(iii)]:                -$160,387,000

          (v)  Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i):                                        ($128,675,000)

          (vi) Redemption credits available for use in future
               years - if Item 5(I)is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(I)]:        ($128,675,000)

     (vii)     Multiplier for determining registration fee (See
          Instruction C.9):                                      x .000278

          (viii)    Registration fee due [multiply Item 5(v)
               by Item 5(vii)]  (enter "0" if no fee is due):         $    -0-

          6.   Prepaid Shares

               If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 8,176,944 shares

          7.   Interest due - if this Form is being
          filed more than 90 days after the end
          of the issuer's fiscal year (see
          Instruction D):                                   +$       -0-

          8.   Total of the amount of the registration
          fee due plus any interest due [line 5(viii)
          plus line 7]:                                $        -0-

          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about December 21, 1998

               Method of delivery:     Wire transfer

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          Carmen F. Deyesu, Treasurer
          By (Signature and Title)*

          December 21, 1998



            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2



          1.   Name and address of issuer:

               T. Rowe Price International Funds, Inc.
               100 East Pratt Street
               Baltimore, MD 21202

          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

               T. Rowe Price European Stock Fund

          3.   Investment Company Act File Number:  811-2958

          Securities Act File Number:  2-65539

          4a. Last day of fiscal year for which this Form is filed:

          October 31, 1998

          4b.  / /  Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2.)

               Note: If the Form is being filed late, interest must be paid on the registration fee due.

          4c. / / Check box if this is the last time the issuer will be filing the Form.

          5.   Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year pursuant
     to section 24(f):                                 $912,204,000

(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:       $606,070,000

     (iii)     Aggregate price of securities redeemed
     or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $-0-

          (iv) Total available redemption credits
     [add items 5(ii) and 5(iii)]:                     -$606,070,000

          (v)  Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i):                                        $306,134,000

          (vi) Redemption credits available for use in future
               years - if Item 5(I)is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(I)]:        ($-0-)

     (vii)     Multiplier for determining registration fee (See
          Instruction C.9):                                      x .000278

          (viii)    Registration fee due [multiply Item 5(v)
               by Item 5(vii)]  (enter "0" if no fee is due):         $85,105.25

          6.   Prepaid Shares

               If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

          7.   Interest due - if this Form is being
          filed more than 90 days after the end
          of the issuer's fiscal year (see
          Instruction D):                                   +$       -0-

          8.   Total of the amount of the registration
          fee due plus any interest due [line 5(viii)
          plus line 7]:                                $85,105.25

          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about December 21, 1998

               Method of delivery:     Wire transfer

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          Carmen F. Deyesu, Treasurer
          By (Signature and Title)*

          December 21, 1998



            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2



          1.   Name and address of issuer:

               T. Rowe Price International Funds, Inc.
               100 East Pratt Street
               Baltimore, MD 21202

          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

               T. Rowe Price New Asia Fund

          3.   Investment Company Act File Number:  811-2958

          Securities Act File Number:  2-65539

          4a. Last day of fiscal year for which this Form is filed:

          October 31, 1998

          4b.  / /  Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2.)

               Note: If the Form is being filed late, interest must be paid on the registration fee due.

          4c. / / Check box if this is the last time the issuer will be filing the Form.

          5.   Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year pursuant
     to section 24(f):                                 $501,361,000

(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:       $604,687,000

     (iii)     Aggregate price of securities redeemed
     or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $796,684,000

          (iv) Total available redemption credits
     [add items 5(ii) and 5(iii)]:                -$900,010,000

          (v)  Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i):                                        ($398,649,000)

          (vi) Redemption credits available for use in future
               years - if Item 5(I)is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(I)]:        ($900,010,000)

     (vii)     Multiplier for determining registration fee (See
          Instruction C.9):                                      x .000278

          (viii)    Registration fee due [multiply Item 5(v)
               by Item 5(vii)]  (enter "0" if no fee is due):         $     -0-

          6.   Prepaid Shares

               If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

          7.   Interest due - if this Form is being
          filed more than 90 days after the end
          of the issuer's fiscal year (see
          Instruction D):                                   +$       -0-

          8.   Total of the amount of the registration
          fee due plus any interest due [line 5(viii)
          plus line 7]:                                $        -0-

          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about December 21, 1998

               Method of delivery:     Wire transfer

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          Carmen F. Deyesu, Treasurer
          By (Signature and Title)*

          December 21, 1998



            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2



          1.   Name and address of issuer:

               T. Rowe Price International Funds, Inc.
               100 East Pratt Street
               Baltimore, MD 21202

          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

               T. Rowe Price Japan Fund

          3.   Investment Company Act File Number:  811-2958

          Securities Act File Number:  2-65539

          4a. Last day of fiscal year for which this Form is filed:

          October 31, 1998

          4b.  / /  Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2.)

               Note: If the Form is being filed late, interest must be paid on the registration fee due.

          4c. / / Check box if this is the last time the issuer will be filing the Form.

          5.   Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year pursuant
     to section 24(f):                                 $208,297,000

(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:       $201,144,000

     (iii)     Aggregate price of securities redeemed
     or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $-0-

          (iv) Total available redemption credits
               [add items 5(ii) and 5(iii)]:                    -$201,144,000

          (v)  Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i):                                        $7,153,000

          (vi) Redemption credits available for use in future
               years - if Item 5(I)is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(I)]:        ($-0-)

     (vii)     Multiplier for determining registration fee (See
          Instruction C.9):                                      x .000278

          (viii)    Registration fee due [multiply Item 5(v)
               by Item 5(vii)]  (enter "0" if no fee is due):         $1,988.53

          6.   Prepaid Shares

               If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

          7.   Interest due - if this Form is being
          filed more than 90 days after the end
          of the issuer's fiscal year (see
          Instruction D):                                   +$       -0-

          8.   Total of the amount of the registration
          fee due plus any interest due [line 5(viii)
          plus line 7]:                                $1,988.53

          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about December 21, 1998

               Method of delivery:     Wire transfer

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          Carmen F. Deyesu, Treasurer
          By (Signature and Title)*

          December 21, 1998



            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2



          1.   Name and address of issuer:

               T. Rowe Price International Funds, Inc.
               100 East Pratt Street
               Baltimore, MD 21202

          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

               T. Rowe Price Latin America Fund

          3.   Investment Company Act File Number:  811-2958

          Securities Act File Number:  2-65539

          4a. Last day of fiscal year for which this Form is filed:

          October 31, 1998

          4b.  / /  Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2.)

               Note: If the Form is being filed late, interest must be paid on the registration fee due.

          4c. / / Check box if this is the last time the issuer will be filing the Form.

          5.   Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year pursuant
     to section 24(f):                                 $97,557,000

(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:       $222,813,000

     (iii)     Aggregate price of securities redeemed
     or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $-0-

          (iv) Total available redemption credits
     [add items 5(ii) and 5(iii)]:                -$222,813,000

          (v)  Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i):                                        ($125,256,000)

          (vi) Redemption credits available for use in future
               years - if Item 5(I)is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(I)]:        ($125,256,000)

     (vii)     Multiplier for determining registration fee (See
          Instruction C.9):                                      x .000278

          (viii)    Registration fee due [multiply Item 5(v)
               by Item 5(vii)]  (enter "0" if no fee is due):         $0

          6.   Prepaid Shares

               If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

          7.   Interest due - if this Form is being
          filed more than 90 days after the end
          of the issuer's fiscal year (see
          Instruction D):                                   +$       -0-

          8.   Total of the amount of the registration
          fee due plus any interest due [line 5(viii)
          plus line 7]:                                $0

          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about December 21, 1998

               Method of delivery:     Wire transfer

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          Carmen F. Deyesu, Treasurer
          By (Signature and Title)*

          December 21, 1998



            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2



          1.   Name and address of issuer:

               T. Rowe Price International Funds, Inc.
               100 East Pratt Street
               Baltimore, MD 21202

          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

               T. Rowe Price Emerging Markets Stock Fund

          3.   Investment Company Act File Number:  811-2958

          Securities Act File Number:  2-65539

          4a. Last day of fiscal year for which this Form is filed:

          October 31, 1998

          4b.  / /  Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2.)

               Note: If the Form is being filed late, interest must be paid on the registration fee due.

          4c. / / Check box if this is the last time the issuer will be filing the Form.

          5.   Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year pursuant
     to section 24(f):                                 $35,380,0000

(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:       $54,808,000

     (iii)     Aggregate price of securities redeemed
     or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $-0-

          (iv) Total available redemption credits
     [add items 5(ii) and 5(iii)]:                -$54,808,000

          (v)  Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i):                                        ($19,428,000)

          (vi) Redemption credits available for use in future
               years - if Item 5(I)is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(I)]:        ($19,428,000)

     (vii)     Multiplier for determining registration fee (See
          Instruction C.9):                                      x .000278

          (viii)    Registration fee due [multiply Item 5(v)
               by Item 5(vii)]  (enter "0" if no fee is due):         $0

          6.   Prepaid Shares

               If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

          7.   Interest due - if this Form is being
          filed more than 90 days after the end
          of the issuer's fiscal year (see
          Instruction D):                                   +$       -0-

          8.   Total of the amount of the registration
          fee due plus any interest due [line 5(viii)
          plus line 7]:                                $0

          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about December 21, 1998

               Method of delivery:     Wire transfer

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          Carmen F. Deyesu, Treasurer
          By (Signature and Title)*

          December 21, 1998



            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2



          1.   Name and address of issuer:

               T. Rowe Price International Funds, Inc.
               100 East Pratt Street
               Baltimore, MD 21202

          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

               T. Rowe Price Global Stock Fund

          3.   Investment Company Act File Number:  811-2958

          Securities Act File Number:  2-65539

          4a. Last day of fiscal year for which this Form is filed:

          October 31, 1998

          4b.  / /  Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2.)

               Note: If the Form is being filed late, interest must be paid on the registration fee due.

          4c. / / Check box if this is the last time the issuer will be filing the Form.

          5.   Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year pursuant
     to section 24(f):                                 $29,659,000

(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:       $20,215,000

     (iii)     Aggregate price of securities redeemed
     or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $-0-

          (iv) Total available redemption credits
     [add items 5(ii) and 5(iii)]:                -$20,215,000

          (v)  Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i):                                        $9,444,000

          (vi) Redemption credits available for use in future
               years - if Item 5(I)is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(I)]:        ($-0-)

     (vii)     Multiplier for determining registration fee (See
          Instruction C.9):                                      x .000278

          (viii)    Registration fee due [multiply Item 5(v)
               by Item 5(vii)]  (enter "0" if no fee is due):         $2,625.43

          6.   Prepaid Shares

               If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

          7.   Interest due - if this Form is being
          filed more than 90 days after the end
          of the issuer's fiscal year (see
          Instruction D):                                   +$       -0-

          8.   Total of the amount of the registration
          fee due plus any interest due [line 5(viii)
          plus line 7]:                                $2,625.43

          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about December 21, 1998

               Method of delivery:     Wire transfer

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          Carmen F. Deyesu, Treasurer
          By (Signature and Title)*

          December 21, 1998